Employee Benefit Plans and Similar Obligations (Tables)	12 Months Ended
Dec. 31, 2019
Plan 2014-17 [member]
Statement [LineItems]
Summary of Share Based Benefit Plan
Plan 2014-2017

	2019	2018	2017
Amount at the beginning of the fiscal year	—	—	99,278
- Granted	—	—	6,269
- Settled	—	—	(105,201)
- Expired	—	—	(346)

Amount at end of fiscal year (1)	—	—	—

Expense recognized during the fiscal year	—	—	8
Fair value of shares on grant date (in U.S. dollars)	—	—	33.41

(1)	The life of the plan in 2017 was 7 months.

Plan 2015-18 [member]
Statement [LineItems]
Summary of Share Based Benefit Plan
Plan 2015-2018

	2019	2018	2017
Amount at the beginning of the fiscal year	—	162,051	339,459
- Granted	—	—	2,682
- Settled	—	(155,385)	(168,814)
- Expired	—	(6,666)	(11,276)

Amount at end of fiscal year (1)	—	—	162,051

Expense recognized during the fiscal year	—	12	26
Fair value of shares on grant date (in U.S. dollars)	—	19.31	19.31

(1)	The life of the plan in 2018 was 7 months, whereas the remaining life as of December 31, 2017 was 7 months.

Plan 2016-19 [member]
Statement [LineItems]
Summary of Share Based Benefit Plan
Plan 2016-2019

	2019	2018	2017
Amount at the beginning of the fiscal year	183,080	393,972	682,307
- Granted	—	—	—
- Settled	(180,478)	(189,303)	(228,981)
- Expired	(2,602)	(21,589)	(59,354)

Amount at end of fiscal year (1)	—	183,080	393,972

Expense recognized during the fiscal year	21	54	59
Fair value of shares on grant date (in U.S. dollars)	16.99	16.99	16.99

(1)	The life of the plan in 2019 was 7 months, whereas the remaining life of the plan was 7 months as of December 31, 2018, and between 7 and 19 months as of December 31, 2017.

Plan 2017-20 [member]
Statement [LineItems]
Summary of Share Based Benefit Plan	Plan 2017-2020

	2019	2018	2017
Amount at the beginning of the fiscal year	375,552	644,949	—
- Granted	—	—	646,149
- Settled	(182,445)	(193,564)	—
- Expired	(9,906)	(75,833)	(1,200)

Amount at end of fiscal year (1)	183,201	375,552	644,949

Expense recognized during the fiscal year	98	142	69
Fair value of shares on grant date (in U.S. dollars)	20.26	20.26	20.26

(1)	The average remaining life of the plan is 7 months as of December 31, 2019, between 7 and 19 months as of December 31, 2018 and between 7 and 31 months as of December 31, 2017.

Plan 2018-21 [member]
Statement [LineItems]
Summary of Share Based Benefit Plan
Plan 2018-2021

	2019	2018	2017
Amount at the beginning of the fiscal year	761,512	—	—
- Granted	—	761,512	—
- Settled	(246,987)	—	—
- Expired	(6,067)	—	—

Amount at end of fiscal year (1)	508,458	761,512	—

Expense recognized during the fiscal year	212	100	—
Fair value of shares on grant date (in U.S.dollars)	13.60	13.60	—

(1)	The average remaining life of the plan is between 7 and 19 months as of December 31, 2019 and between 7 and 31 months as of December 31, 2018.

Plan 2019-22 [member]
Statement [LineItems]
Summary of Share Based Benefit Plan
Plan 2019-2022

	2019	2018	2017
Amount at the beginning of the fiscal year	—	—	—
- Granted	758,690	—	—

Amount at end of fiscal year (1)	758,690	—	—

Expense recognized during the fiscal year	189	—	—
Fair value of shares on grant date (in U.S. dollars)	9.97	—	—

(1)	The average remaining life of the plan is between 7 and 31 months as of December 31, 2019.